Prudential Investment Portfolios 8

PGIM Securitized Credit Fund (the "Fund")

Supplement dated September 29, 2021 to the Fund's Currently Effective

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with the Fund's SAI and retain it for future reference.

Effective September 30, 2021, Gabriel Rivera, is added as portfolio manager to the Fund. Additionally, John Vibert will no longer serve as portfolio manager effective December 31, 2021.

Effective September 30, 2021, the Fund's SAI is revised as follows:

1.The table in the section of the SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets*
		Companies/Total	Vehicles/ Total
		Assets*	Assets*
PGIM Fixed
Income/PGIM			18/$10,661,035,576	134/$26,248,003,087
Limited	Gabriel Rivera	25/$34,965,989,181	1/$176,691,704	7/$642,809,772

*Information as of August 31, 2021.

Effective December 31, 2021, all references to John Vibert are hereby removed.

2. The section of the SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is revised by adding the following:

3.

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other
Financial Interests in the
Funds and Similar Strategies*
PGIM Fixed Income/PGIM Limited Gabriel Rivera		None**

*"Investments and Other Financial Interests in the Fund and Similar Strategies" include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. "Other Investment Accounts" in similar strategies include other Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range for Gabriel Rivera's investment in the Fund is as follows: None. **Information is as of Augusta 31, 2021.

LR1378